Property, Plant and Equipment - Narrative (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 0.5	$ 0.5
Capitalized interest cost	0.9	0.7
Cumulative translation adjustment	$ (0.1)	$ 0.9